SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	Apr. 11, 2022	Jan. 27, 2022	Jan. 06, 2022
Subsequent Events (Details) [Line Items]
Sponsor loan			$ 1,035,000
Warrant exercise price (in Dollars per share)			$ 0.75
Additional principal amount	$ 1,500,000	$ 500,000
Convertible promissory note		$ 2,035,000